RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME	12 Months Ended
Dec. 31, 2022
RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME
RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME

18      RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME

	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
	Shares	Shares
	(thousands)	(thousands)	RMB	RMB

Restricted shares held for employee share scheme	(138,919)	—	(404,685)	—

These shares are held for the 2021 Restricted A Share Incentive Scheme (the “Incentive Scheme”).

18      RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME (CONTINUED)

The establishment of the Incentive Scheme was approved by the shareholders at the 2022 first extraordinary general meeting on April 26, 2022.The Incentive Scheme is designed to provide long-term incentives to middle level managers and above (including Executive Directors) in order to improve the long-term shareholder returns. Under the scheme, participants are granted 112,270 thousands Restricted A Shares with a grant price of RMB3.08 per share on May 25, 2022, and 26,649 thousands Restricted A Shares with a grant price of RMB2.21 per share on November 24, 2022. All these shares are restricted for sale until certain service and performance conditions are met. The fair value of these restricted shares at the grant date was valued based on RMB4.97 per share on May 25, 2022, and RMB4.42 per share on November 24, 2022, respectively.

	Number of shares
	(thousands)	Repurchase obligation
As of December 31, 2021	—	—
Grant of restricted shares under the Incentive Scheme	(138,919)	(404,685)
As of December 31, 2022	(138,919)	(404,685)

Expenses arising from share-based payment transactions

	For the year ended December 31,
	2022	2021	2020
Shares issued under employee share scheme	48,258	—	—